Property, plant and equipment Disclosure NBV of Tangible Assets and Right of use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure NBV Tangible and Right of use Assets [Table Text Block]

12)	Property, plant and equipment

	December 31, 2019	December 31, 2018
	€m	€m
Owned property, plant and equipment (i)	350.0	348.8
Right-of-use assets (ii)	72.4	—
Property, plant and equipment	422.4	348.8
As detailed in Note 2, the right-of-use assets have been recognized following the adoption of IFRS 16 Leases on January 1, 2019.